STOCKHOLDERS' EQUITY (Details Textual)	1 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended					0 Months Ended	1 Months Ended
	May 18, 2011	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010	Dec. 01, 2010	Sep. 01, 2009 USD ($)	Jun. 30, 2010 Preferred Class [Member] USD ($)	Sep. 02, 2011 Concord [Member]	May 18, 2011 Concord [Member] USD ($)	May 18, 2011 Concord [Member] SGD	Jun. 30, 2012 Concord [Member] USD ($)	Jun. 03, 2010 Unit Purchase Option Holder [Member]	Apr. 30, 2010 Unit Purchase Option Holder [Member]	Aug. 31, 2005 Unit Purchase Option Holder [Member]	Jun. 30, 2010 Non Controlling Interest Holder [Member] USD ($)	Jul. 01, 2009 Non Controlling Interest Holder [Member] USD ($)	Jul. 01, 2009 Non Controlling Interest Holder [Member] CNY	Mar. 16, 2010 Unionway Resources Limited [Member]	Dec. 23, 2009 Unionway Resources Limited [Member] USD ($)	Dec. 23, 2009 Unionway Resources Limited [Member] CNY	Jun. 30, 2010 Unionway Resources Limited [Member] USD ($)
Equity Method Investment, Ownership Percentage	100.00%			49.00%	28.04%				100.00%	100.00%						1.78%	1.78%		24.11%	24.11%
Equity Method Investment, Aggregate Cost																$ 2,638,793	18,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,006,788								1,006,788	1,006,788									4,413,948	4,413,948
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned									9,121,499										53,011,515
Cash Paid To Acquire Equity Interests From Non Controlling Holder									33,789,285	41,500,000									9,936,203	67,634,366
Acquisition of additional equity interest in a subsidiary from noncontrolling interest (in shares)								1,006,788										4,413,948
Additional Paid-In Capital		151,305,146	140,373,585												1,414,108						44,586,023
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period		672,000	1,070,700	0									250,000
Stock Issued During Period, Shares, New Issues												92,567		250,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount		$ 27,588,883	$ 27,588,883			$ 286,610					$ 27,588,883
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														500,000
Percentage Of Ordinary Shares Acquisition		20.00%
Percentage Of Tender Offer For Ordinary Shares		20.00%
Percentage Of Ordinary Shares Acquiring Discount		50.00%
Exercise Price Of Ordinary Share							$ 160